SCHEDULE OF SHARE OPTIONS ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share Based Payments
Number of options, Outstanding	1,073,924	939,634	939,634
Weighted average exercise price, Outstanding | $ / shares	$ 2.94		$ 2.36
Number of options, Granted		293,190	293,190
Weighted average exercise price, Granted | (per share)		$ 4.23	$ 4.23
Number of options, Expired		(33,000)	(33,000)
Weighted average exercise price, Expired | $ / shares			$ 3.00
Number of options, Cancelled		(45,900)	(45,900)
Weighted average exercise price, Cancelled | $ / shares			$ 2.82
Number of options, Exercised	(191,303)	(80,000)	(80,000)
Weighted average exercise price, Exercised | (per share)	$ 1.43	$ 4.23	$ 0.80
Number of options, Outstanding	882,621	1,073,924	1,073,924
Weighted average exercise price, Outstanding | $ / shares	$ 3.28		$ 2.94
Number of options, Exercisable	784,891	791,496	791,496
Weighted average exercise price, Exercisable | $ / shares	$ 3.16		$ 2.35
Weighted average share price on date of exercise, shares	191,303	80,000	80,000
Weighted average share price on date of exercise, per shares | $ / shares	$ 8.12		$ 4.68